Segment Information (Reconciliation of Income before Income Taxes from Segments to Consolidated) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest	$ 229,490	$ 201,695	$ (74,758)	$ 278,827	$ 321,089	$ 201,479	$ 215,892	$ 180,763	$ 635,254	$ 919,223	$ 763,571
US Traditional Segment Reporting Information [Member]
Segment Reporting Information [Line Items]
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest									377,586	374,353	367,246
US Non-Traditional Segment Reporting Information [Member]
Segment Reporting Information [Line Items]
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest									245,649	268,315	61,673
Canada Segment Reporting Information [Member]
Segment Reporting Information [Line Items]
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest									164,318	186,971	164,953
Europe [Member]
Segment Reporting Information [Line Items]
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest									74,553	61,095	69,315
Asia Pacific Segment Reporting Information [Member]
Segment Reporting Information [Line Items]
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest									(226,665)	51,972	52,739
Corporate And Other Segment Reporting Information [Member]
Segment Reporting Information [Line Items]
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest									$ (187)	$ (23,483)	$ 47,645